INTANGIBLE ASSETS AND GOODWILL - Schedule of Acquired Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	$ 55,118	$ 56,569
Accumulated Amortization	(55,118)	(56,311)
Net	0	258
Acquired technology
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	53,118	53,118
Accumulated Amortization	(53,118)	(53,118)
Net	0	0
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Cost		1,451
Accumulated Amortization		(1,193)
Net		258
Distribution network
Acquired Finite-Lived Intangible Assets [Line Items]
Cost	2,000	2,000
Accumulated Amortization	(2,000)	(2,000)
Net	$ 0	$ 0